MAINSTAY FUNDS TRUST
51 MADISON AVENUE
NEW YORK, NY 10010

January 25, 2021

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: MainStay Funds Trust

Registration Numbers: (333-160918 and 811-22321)

Dear Sir/Madam:

On January 25, 2021, we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for MainStay Cushing MLP Premier Fund, a series of the Trust, filed as Post-Effective Amendment No. 162 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 167 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the registration statement to the undersigned at
(973) 610-0124 or thomas_humbert@nylim.com.

Sincerely,

/s/ Thomas C. Humbert

Thomas C. Humbert, Jr.

Assistant Secretary